BUSINESS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2017
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
	Shandong	Chongqing	Wuhan
Cash	-	$2,727	-
Goodwill	$26,550	11,719	$10,405
NCI	7,965	4,334	3,121

The purchase price comprised of:
-cash consideration	-	818	-
-contingent consideration	18,585	9,294	7,284
Total	$18,585	$10,112	$7,284

Other used car dealer acquisitions
Cash	$1,270
Goodwill	38,317
NCI	11,876

The purchase price comprised of:
-cash consideration	381
-contingent consideration	27,330
Total	$27,711

Business Acquisition, Pro Forma Information [Table Text Block]
	Year ended December 31, 2017
	Shandong	Chongqing	Wuhan	Others

Net revenues	$334	$793	-	$1,387

Net loss	$(76)	$(59)	-	$(123)

Trucker Path Inc. [Member]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed [Table Text Block]
US$
Consideration	$7,616
Fair value of the 29% equity interests:
Carrying amount	5,587
Gain on re-measurement of fair value of noncontrolling equity investment	(2,903)
Total	$10,300

		Amortization
	US$	period
Net working capital	$139
Other current assets	5,016
Intangible assets
Customer relationship	610	3
Technology platform	325
Trade name	540	3
Goodwill	7,952
Other current liabilities	(4,282)

Total	$10,300

Business Acquisition, Pro Forma Information [Table Text Block]
	For the years ended
	December 31, 2016	December 31, 2017

Pro forma net revenues	$63,404	$203,391
Pro forma net loss	$(193,704)	$(116,397)